Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share
Schedule of income and share data used in the EPS calculations

	For the year ended December 31,
In thousands of EUR	2018	2019	2020
Numerator
Loss for the period	(170,381)	(227,065)	(160,958)
Less: net loss attributable to non-controlling interest	(310)	(376)	(30)
Loss attributable to Equity of the Company	(170,071)	(226,689)	(160,928)
Denominator
Weighted average number of shares for basic and diluted EPS	94,963,796	140,655,697	160,697,588

Loss per share - basic and diluted	(1.79)	(1.61)	(1.00)

Schedule of potential dilutive securities

	For the year ended December 31,
	2018	2019	2020
Share Options	6,414,549	8,004,121	5,252,152